Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ (37,868)	$ (17,705)
Adjustments to reconcile net loss to cash used in by operating activities:
Depreciation and amortization	1,038	1,135
Allowance for doubtful accounts	1	0
Stock-based compensation	3,695	555
Amortization of operating right of use assets	590	764
Provision for excess and obsolete inventory	265	215
Non-cash interest expense on government payable	1,902	601
Venture loan interest and final payment fee	1,808	0
Grant income	0	(9,135)
Fair Value Adjustment of Warrants	(2,603)	0
Gain on investments in marketable securities	0	(1,164)
Non-cash lease expense	0	(756)
(Gain) loss on marketable securities	0	(1,164)
Unrealized foreign exchange loss (gain)	(1,226)	15
Change in operating assets and liabilities:
Trade accounts receivable	(320)	(334)
Research incentives receivable	579	(10,374)
Inventories	(684)	(29)
Deferred offering costs	1,250	0
Prepaid expenses and other current assets	(7,074)	(929)
Trade accounts payable	1,049	(1,081)
Right-of-use assets	(97)	0
Accrued expenses and other current liabilities	1,704	(313)
Deferred revenue, current	(730)	(148)
Loan program payable	0	11,068
Current portion of long-term debt	2,893	0
Operating lease liability	(442)	0
Net cash used in operating activities	(34,270)	(27,615)
Cash flows from investing activities:
Purchase of property and equipment	(249)	(1,493)
Purchase of software	(67)	(214)
Net cash used in investing activities	(316)	(1,707)
Cash flows from financing activities:
Proceeds from issuance of common stock from the PIPE investment (Note 3)	40,000	0
Business Combination, net of redemption and transaction costs (Note 3)	4,100	0
Transaction costs paid directly by D-Wave Systems	(6,528)	0
Proceeds from exercise of public warrants	910	0
Proceeds from promissory note - related party	420	0
Proceeds from government assistance	3,124	16,346
Proceeds from issuance of common stock upon exercise of stock options	72	66
Proceeds from debt financing	19,870	0
Payment for directors and officers insurance	(864)	0
Debt payments	(20,000)	(23)
Venture loan interest and final payment fee	(1,808)	0
Government loan payment	(398)	(399)
Net cash provided by financing activities	38,898	15,990
Effect of exchange rate changes on cash and cash equivalents	(31)	42
Net (decrease) increase in cash and cash equivalents	4,281	(13,290)
Cash and cash equivalents at beginning of period	9,483	21,335	$ 21,335
Cash and cash equivalents at end of period	13,764	8,045	9,483	$ 21,335
Supplemental disclosure of noncash investing and financial activities:
Initial warrant liabilities recognized in connection with closing of Business Combination	8,101	0
Non-cash Business Combination financing	(11,400)	0
Stock Issued	3,271	0
Conversion of convertible preferred stock to common stock	189,871	0
Public Warrants [Member]
Adjustments to reconcile net loss to cash used in by operating activities:
Fair Value Adjustment of Warrants	(1,483)	0
Private Warrants [Member]
Adjustments to reconcile net loss to cash used in by operating activities:
Fair Value Adjustment of Warrants	(1,120)	0
DWave System [Member]
Cash flows from operating activities:
Net income (loss)			(31,545)	(10,019)
Adjustments to reconcile net loss to cash used in by operating activities:
Depreciation and amortization			1,534	1,886
Stock-based compensation			1,739	2,989
Amortization of operating right of use assets			1,068	840
Provision for excess and obsolete inventory			269	246
Non-cash interest expense on government assistance			1,722	137
Non-cash interest expense on convertible debt				5,095
Gain on settlement of warrant liability			0	(7,836)
Gain on investments in marketable securities			(1,163)	0
Gain on debt extinguishment			0	(3,873)
Interest benefit on debt			(19)
Government assistance			(7,140)	(12,027)
Fair value of warrants issued for services				451
Non-cash lease expense				201
Unrealized foreign exchange loss (gain)			(100)	(287)
Change in operating assets and liabilities:
Trade accounts receivable			163	8,002
Research incentives receivable			2,236	(9,053)
Inventories			182	(652)
Prepaid expenses and other current assets			(1,012)	(16)
Trade accounts payable			(379)	1,279
Accrued expenses and other current liabilities			578	(5,579)
Deferred revenue, current			(1,902)	(335)
Operating lease liability			(1,031)	(736)
Net cash used in operating activities			(34,800)	(29,287)
Cash flows from investing activities:
Purchase of property and equipment			(1,774)	(736)
Purchase of software			(225)	(53)
Net cash used in investing activities			(1,999)	(789)
Cash flows from financing activities:
Proceeds from issuance of preferred stock for cash			43,600	43,679
Share issuance costs				(542)
Proceeds from government assistance			25,147
Proceeds from issuance of common stock upon exercise of stock options			85	5
Proceeds from debt financing			111
Debt payments			(31)
Government loan payment			(399)
Proceeds from exercise of warrants				2
Net cash provided by financing activities			24,913	43,144
Effect of exchange rate changes on cash and cash equivalents			34	(13)
Net (decrease) increase in cash and cash equivalents			(11,852)	13,055
Cash and cash equivalents at beginning of period	$ 9,483	$ 21,335	21,335	8,280
Cash and cash equivalents at end of period			9,483	21,335
Supplemental disclosure of noncash investing and financial activities:
Operating lease right-of-use assets recognized in exchange for new operating lease obligations			11,870	4,932
Acquisition of property and equipment included in accounts payable			14	(79)
Cash payments included in the measurement of operating lease liabilities			1,573	$ 1,474
Unpaid deferred costs			$ 1,142